UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one):   [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Salzman & Co., Inc.

   Address:   411 West Putnam Avenue
              Greenwich, CT  06830

   Form 13F File Number:   28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Stephen B. Salzman
   Title:   CEO/President
   Phone:   203-302-2701

Signature Place and Date of Signing:


   /s/ Stephen B. Salzman            Greenwich, CT            October 9, 2007


Original filing included a statement that certain positions, for which confi-dential treatment was requested, had been omitted from the report and filed separately with the SEC. That statement was incorrect since the SEC had denied the request for confidential treatment and the filing did include the positions.

Report Type (Check only one):
   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Salzman & Co., Inc.
28-12184
Report for Period Ended:  06/30/2007
Amendment #1

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            9
   Form 13F Information Table Value Total:     $462,429 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    18073   295400 SH       SOLE                 295400
BED BATH & BEYOND INC          COM              075896100    42252  1174000 SH       SOLE                1174000
CABOT CORP                     COM              127055101    38633   810250 SH       SOLE                 810250
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889    64760  1755017 SH       SOLE                1755017
CITIGROUP INC                  COM              172967101    47638   928800 SH       SOLE                 928800
EAGLE MATERIALS INC            COM              26969P108    26335   536900 SH       SOLE                 536900
FASTENAL CO                    COM              311900104   121622  2905446 SH       SOLE                2905446
SPDR TR                        UNIT SER 1       78462F103    10092    67088 SH       SOLE                  67088
WESTERN UN CO                  COM              959802109    93024  4465861 SH       SOLE                4465861